Restatement - Unaudited Consolidated Statements of Cashflows (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
OPERATING ACTIVITIES
Net loss	$ (176,380)	$ (95,399)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	56,146	54,191
Amortization of deferred tax benefits on intra-group transfers	(1,715)	(2,616)
Amortization of deferred charges and guarantees, net	14,037	(2,454)
Gain on disposal to Golar Partners	0	(103,539)
Equity in net earnings of affiliates	(10,118)	(42,140)
Dividend income from available-for-sale securities and cost investments recognized in operating income		0
Dividends received	40,166	39,474
Drydocking expenditure	0	(10,405)
Stock-based compensation	3,193	3,611
Loss on disposal of available-for-sale securities		0
Loss on sale of vessel	0	5,824
Impairment of vessel held-for-sale	0	1,032
Net foreign exchange gain	707	1,883
Impairment of loan receivable	7,627	15,010
Change in assets and liabilities, net of effects from the sale of the Golar Eskimo:
Trade accounts receivable	(1,822)	(2,845)
Inventories	2,021	1,831
Prepaid expenses, accrued income and other assets	18,833	(1,869)
Amounts due from/to related companies	12,734	(9,540)
Trade accounts payable	(28,137)	(2,410)
Accrued expenses and deferred income	(7,953)	17,222
Other liabilities	(3,645)	41,575
Net cash used in operating activities	(47,062)	(91,564)
INVESTING ACTIVITIES
Additions to vessels and equipment	(13,893)	(3,633)
Additions to newbuildings	(19,220)	(405,331)
Additions to assets under development	(129,161)	(80,985)
Acquisition of LNG Abuja	0	(20,000)
Repayment of short-term loan granted to third party	0	400
Loans granted (including related parties)	(1,000)	(1,000)
Repayment of short-term loan granted to Golar Partners	0	20,000
Additions to investment in affiliates	(10,200)	(5,023)
Proceeds from disposal of business to Golar Partners, net of cash disposed (including repayments on related vendor financing loans granted)	107,247	126,872
Proceeds from disposal of fixed assets	0	18,987
Proceeds from disposal of high yield bond in Golar Partners		0
Investment in subsidiary, net of cash acquired	0	(16)
Proceeds from disposal of investments in affiliates	0	207,428
Restricted cash and short-term receivables	9,774	(843)
Net cash provided by (used in) investing activities	56,547	(143,144)
FINANCING ACTIVITIES
Proceeds from short-term and long-term debt (including related parties)	355,817	570,077
Repayments of short-term and long-term debt (including related parties)	(184,912)	(138,299)
Financing costs paid	(7,395)	(11,290)
Cash dividends paid	(49,743)	(121,359)
Restricted cash and short-term receivables	(82,369)	(33,012)
Proceeds from exercise of share options	0	23
Net cash provided by financing activities	23,184	266,140
Net increase in cash and cash equivalents	32,669	31,432
Cash and cash equivalents at beginning of period	105,235	191,410
Cash and cash equivalents at end of period	$ 137,904	222,842
Previously Reported
OPERATING ACTIVITIES
Net loss		(118,630)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		54,191
Amortization of deferred tax benefits on intra-group transfers		(2,616)
Amortization of deferred charges and guarantees, net		(2,454)
Gain on disposal to Golar Partners		(103,917)
Equity in net earnings of affiliates		(10,133)
Dividend income from available-for-sale securities and cost investments recognized in operating income		(11,409)
Dividends received		39,474
Drydocking expenditure		(10,405)
Stock-based compensation		3,611
Loss on disposal of available-for-sale securities		3,011
Loss on sale of vessel		5,824
Impairment of vessel held-for-sale		1,032
Net foreign exchange gain		1,883
Impairment of loan receivable		15,010
Change in assets and liabilities, net of effects from the sale of the Golar Eskimo:
Trade accounts receivable		(2,845)
Inventories		1,831
Prepaid expenses, accrued income and other assets		(1,869)
Amounts due from/to related companies		(9,540)
Trade accounts payable		(2,410)
Accrued expenses and deferred income		17,222
Other liabilities		41,575
Net cash used in operating activities		(91,564)
INVESTING ACTIVITIES
Additions to vessels and equipment		(3,633)
Additions to newbuildings		(405,331)
Additions to assets under development		(80,985)
Acquisition of LNG Abuja		(20,000)
Repayment of short-term loan granted to third party		400
Loans granted (including related parties)		(1,000)
Repayment of short-term loan granted to Golar Partners		20,000
Additions to investment in affiliates		(5,023)
Proceeds from disposal of business to Golar Partners, net of cash disposed (including repayments on related vendor financing loans granted)		126,872
Proceeds from disposal of fixed assets		18,987
Proceeds from disposal of high yield bond in Golar Partners		0
Investment in subsidiary, net of cash acquired		(16)
Proceeds from disposal of investments in affiliates		207,428
Restricted cash and short-term receivables		(843)
Net cash provided by (used in) investing activities		(143,144)
FINANCING ACTIVITIES
Proceeds from short-term and long-term debt (including related parties)		570,077
Repayments of short-term and long-term debt (including related parties)		(138,299)
Financing costs paid		(11,290)
Cash dividends paid		(121,359)
Restricted cash and short-term receivables		(33,012)
Proceeds from exercise of share options		23
Net cash provided by financing activities		266,140
Net increase in cash and cash equivalents		31,432
Cash and cash equivalents at beginning of period		191,410
Cash and cash equivalents at end of period		222,842
Adjustment
OPERATING ACTIVITIES
Net loss		23,231
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		0
Amortization of deferred tax benefits on intra-group transfers		0
Amortization of deferred charges and guarantees, net		0
Gain on disposal to Golar Partners		378
Equity in net earnings of affiliates		(32,007)
Dividend income from available-for-sale securities and cost investments recognized in operating income		11,409
Dividends received		0
Drydocking expenditure		0
Stock-based compensation		0
Loss on disposal of available-for-sale securities		(3,011)
Loss on sale of vessel		0
Impairment of vessel held-for-sale		0
Net foreign exchange gain		0
Impairment of loan receivable		0
Change in assets and liabilities, net of effects from the sale of the Golar Eskimo:
Trade accounts receivable		0
Inventories		0
Prepaid expenses, accrued income and other assets		0
Amounts due from/to related companies		0
Trade accounts payable		0
Accrued expenses and deferred income		0
Other liabilities		0
Net cash used in operating activities		0
INVESTING ACTIVITIES
Additions to vessels and equipment		0
Additions to newbuildings		0
Additions to assets under development		0
Acquisition of LNG Abuja		0
Repayment of short-term loan granted to third party		0
Loans granted (including related parties)		0
Repayment of short-term loan granted to Golar Partners		0
Additions to investment in affiliates		0
Proceeds from disposal of business to Golar Partners, net of cash disposed (including repayments on related vendor financing loans granted)		0
Proceeds from disposal of fixed assets		0
Investment in subsidiary, net of cash acquired		0
Proceeds from disposal of investments in affiliates		0
Restricted cash and short-term receivables		0
Net cash provided by (used in) investing activities		0
FINANCING ACTIVITIES
Proceeds from short-term and long-term debt (including related parties)		0
Repayments of short-term and long-term debt (including related parties)		0
Financing costs paid		0
Cash dividends paid		0
Restricted cash and short-term receivables		0
Proceeds from exercise of share options		0
Net cash provided by financing activities		0
Net increase in cash and cash equivalents		0
Cash and cash equivalents at beginning of period		0
Cash and cash equivalents at end of period		$ 0